Leases - Schedule of Future Lease Payments (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Future Lease Payments [Abstract]
Balance beginning	$ 1,146,127
Balance ending	1,472,825
Additions	351,718
Deletion	(34,032)
Interest expenses	59,004
Lease payments	(204,723)
Effects of currency translation	$ 154,731